RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amount due from related parties
Due from Related Parties, Current, Total	¥ 9,938	¥ 6,942
Amounts due from related parties - non-current	6,500	6,500
Amount due to related parties
Due to Related Parties, Current, Total	872	216
Chuanbang
Amount due from related parties
Due from Related Parties, Current, Total	9,938	6,942
Ms. Han Lijuan
Amount due from related parties
Amounts due from related parties - non-current	¥ 6,500	¥ 6,500